Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Disclosure of geographical areas	Revenue based on customers’ headquarters and non-current assets by geography were as follows:

	For the year ended December 31,
Revenue by Geography	2023	2022	2021
(in millions)
United States	$4,262	$4,898	$3,975
Europe, the Middle East, and Africa	1,533	1,182	805
Other	1,597	2,028	1,805
Total	$7,392	$8,108	$6,585

Non-current Assets by Geography	2023	2022
(in millions)
United States	$4,738	$5,149
Germany	2,400	2,462
Singapore	3,801	3,508
Other	457	532
Total	$11,396	$11,651